As filed with the Securities and Exchange Commission on March 23, 2015
                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,375	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,375	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On April 7, 2015, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,375 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 7, 2015, the effectiveness of the registration statement for the iShares MSCI China A ETF (the “Fund”), filed in Post-Effective Amendment No. 1,208 on September 15, 2014, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,253	November 28, 2014	December 8, 2014
1,266	December 5, 2014	December 15, 2014
1,267	December 12, 2014	December 22, 2014
1,283	December 19, 2014	December 30, 2014
1,287	December 29, 2014	January 6, 2015
1,291	January 5, 2015	January 13, 2015
1,297	January 12, 2015	January 20, 2015
1,312	January 16, 2015	January 27, 2015
1,316	January 26, 2015	February 3, 2015
1,317	February 2, 2015	February 10, 2015
1,322	February 9, 2015	February 24, 2015
1,344	February 23, 2015	March 10, 2015
1,356	March 9, 2015	March 24, 2015

This Post-Effective Amendment No. 1,375 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,208.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,375 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 23rd day of March, 2015.

iSHARES TRUST

By:
Manish Mehta*
President

Date: March 23, 2015

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,375 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: March 23, 2015

John E. Martinez*
Trustee

Date: March 23, 2015

Cecilia H. Herbert*
Trustee

Date: March 23, 2015

Charles A. Hurty*
Trustee

Date: March 23, 2015

John E. Kerrigan*
Trustee

Date: March 23, 2015

Robert H. Silver*
Trustee

Date: March 23, 2015

Robert S. Kapito*
Trustee

Date: March 23, 2015

Madhav V. Rajan*
Trustee

Date: March 23, 2015

Jane D. Carlin**
Trustee

Date: March 23, 2015

/s/ Jack Gee
Jack Gee
Treasurer

Date: March 23, 2015

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: March 23, 2015

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 1,021, filed January 10, 2014.

**	Power of Attorney, dated March 6, 2015, for Jane D. Carlin is incorporated herein by reference to Post-Effective Amendment No. 1,372, filed March 13, 2015.